UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                 (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

ASSET-BACKED SECURITIES - 7.54%
Banc of America Funding Corp.	$63,361	7.000%	5/20/2032	$64,614
Contimortgage Home Equity Loan Trust 1996-3	258,007	2.712%	9/15/2027	240,472
JP Morgan Mortgage Trust 2004-A1	10,430	3.691%	2/25/2034	10,751
MASTR Asset Backed Securities Trust 2004-OPT2	149,231	3.564%	9/25/2034	130,098
Morgan Stanley ABS Capital I Inc Trust 2007-NC1	68,570	2.195%	11/25/2036	42,619
Oakwood Mortgage Investors, Inc.	137,325	2.322%	3/15/2032	131,001

Total Asset-Backed Securities (Cost $632,157)				619,555

COLLATERAL MORTGAGE OBLIGATIONS - 78.74%
Adjustable Rate Mortgage Trust 2004-1	18,003	3.614%	1/25/2035	17,978
Alternative Loan Trust 2005-36	45,158	3.829%	8/25/2035	42,847
Alternative Loan Trust 2005-73CB	104,321	5.500%	1/25/2036	103,512
Alternative Loan Trust 2006-28CB	170,407	6.500%	10/25/2036	42,047
Alternative Loan Trust 2006-28CB	876,021	6.500%	10/25/2036	212,209
Alternative Loan Trust 2006-30T1	277,933	6.250%	11/25/2036	243,862
American Home Mortgage Investment Trust 2004-2	46,092	2.949%	2/25/2044	45,208
American Home Mortgage Investment Trust 2005-2	343,243	2.764%	9/25/2045	291,889
Banc of America Funding 2004-3 Trust	59,418	5.750%	10/25/2034	62,795
Banc of America Funding 2004-3 Trust	21,947	5.000%	9/25/2019	21,944
Banc of America Funding 2004-B Trust	78,776	3.005%	12/20/2034	63,518
Banc of America Funding 2006-B Trust	60,937	3.946%	3/20/2036	58,739
Banc of America Funding 2007-7 Trust	518,911	5.447%	9/25/2037	405,790
Banc of America Mortgage 2003-J Trust	106,586	3.728%	11/25/2033	107,321
Banc of America Mortgage 2004-J Trust	300,302	3.676%	11/25/2034	300,177
Bear Stearns ALT-A Trust 2004-11	304,600	4.280%	11/25/2034	300,166
Bear Stearns ARM Trust 2003-7	73,243	4.125%	10/25/2033	71,585
Bear Stearns ARM Trust 2004-1	295,219	3.946%	4/25/2034	295,284
Bear Stearns ARM Trust 2004-8	124,836	4.448%	11/25/2034	118,483
CHL Mortgage Pass-Through Trust 2003-44	91,000	5.000%	10/25/2033	93,259
CHL Mortgage Pass-Through Trust 2006-J2	94,417	6.000%	4/25/2036	85,974
Citigroup Mortgage Loan Trust 2004-HYB4	19,182	3.844%	12/25/2034	19,266
Citigroup Mortgage Loan Trust 2006-AR1	70,298	3.710%	3/25/2036	67,195
Citigroup Mortgage Loan Trust 2006-AR5	253,226	3.826%	7/25/2036	203,711
Countrywide Asset-Backed Certificates	100,027	5.794%	8/25/2036	99,949
Credit Suisse First Boston Mortgage Securities Corp.	134,275	6.000%	9/25/2033	138,293
Credit Suisse First Boston Mortgage Securities Corp.	78,562	6.000%	1/25/2036	69,893
Credit Suisse First Boston Mortgage Securities Corp.	18,496	4.500%	9/25/2019	18,520
CWABS Asset-Backed Certificates Trust 2006-9	46,514	5.859%	8/25/2036	43,132
CWABS Inc Asset-Backed Certificates Series 2003-BC1	3,020	3.445%	12/25/2032	3,226
CWHEQ Home Equity Loan Trust Series 2007-S1	35,699	5.874%	11/25/2036	36,384
Drive Auto Receivables Trust 2015-A	66,040	3.060%	5/17/2021	66,095
First Horizon Alternative Mortgage Securities Trust
2005-AA12	41,211	3.865%	2/25/2036	37,477
First Horizon Alternative Mortgage Securities Trust 2006-AA4	73,914	4.125%	7/25/2036	65,955
First Horizon Mortgage Pass-Through Trust 2004-AR7	203,472	3.719%	2/25/2035	199,660
GSR Mortgage Loan Trust 2004-8F	44,963	6.090%	9/25/2034	36,578

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERAL MORTGAGE OBLIGATIONS - CONTINUED

HarborView Mortgage Loan Trust 2004-7	$51,649	3.437%	11/19/2034	$52,254
HarborView Mortgage Loan Trust 2006-2	29,366	4.175%	2/25/2036	21,090
Hyundai Auto Receivables Trust 2015-C	7,029	1.460%	2/18/2020	7,017
IndyMac INDA Mortgage Loan Trust 2006-AR2	92,321	4.283%	9/25/2036	89,179
Lehman Mortgage Trust 2005-3	22,580	5.500%	1/25/2036	19,011
MASTR Adjustable Rate Mortgages Trust 2003-3	77,699	3.709%	9/25/2033	76,771
MASTR Adjustable Rate Mortgages Trust 2004-10	16,192	3.455%	10/25/2034	15,201
MASTR Alternative Loan Trust 2003-8	10,071	5.500%	12/25/2033	10,374
MASTR Asset Securitization Trust 2004-9	184,863	5.250%	7/25/2034	182,301
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B	159,559	4.464%	5/25/2029	141,065
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1	52,881	3.216%	2/25/2034	51,302
PHH Mortgage Trust Series 2008-CIM2	167,280	4.342%	7/25/2038	163,647
RALI Series 2005-QS17 Trust	109,299	6.000%	12/25/2035	105,065
RBSGC Mortgage Loan Trust 2007-B	12,219	5.497%	1/25/2037	11,527
Residential Accredit 2005-QS7	494,318	5.500%	6/25/2035	481,009
Salomon Brothers Mortgage 2003-1	140,091	7.000%	6/25/2026	67,286
Structured Asset Mortgage 2006-AR5	195,805	2.274%	5/25/2036	176,017
UCFC Home Equity Loan Trust 1998-D	187,778	7.750%	4/15/2030	178,680
WaMu Mortgage Pass-Through Certificates Series 2003-AR4
Trust	59,739	2.834%	5/25/2033	60,609
WaMu Mortgage Pass-Through Certificates Series 2006-AR10
Trust	47,573	3.832%	8/25/2046	45,713
Washington Mutual Mortgage Pass-Through Certificates WMALT
Series 2007-HY1 Trust	23,949	2.154%	2/25/2037	16,027
Wells Fargo Mortgage Backed Securities 2003-K Trust	9,436	3.682%	11/25/2033	9,720
Wells Fargo Mortgage Backed Securities 2006-2 Trust	405,340	5.500%	3/25/2036	397,375

Total Collateral Mortgage Obligations (Cost $6,556,113)				6,468,161

PREFERRED STOCK - 6.09%
* Preferred Apartment Communities, Inc.			500	500,000

Total Preferred Stock (Cost $500,000)				500,000

SHORT-TERM INVESTMENT - 3.50%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 1.82%			287,558	287,558

Total Short-Term Investment (Cost $287,558)				287,558

Total Value of Investments (Cost $7,975,828) (a) - 95.87%				$7,875,274

Other Assets Less Liabilities - 4.13%				339,188

Net Assets - 100.00%				$8,214,462

§ Represents 7 day effective yield
* Non income-producing investment

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

	Summary of Investments
		% of Net
		Assets	Value
	Asset-Backed Securities	7.54%	$619,555
	Collateral Mortgage Obligations	78.74%	6,468,161
	Preferred Stock	6.09%	500,000
	Short-Term Investment	3.50%	287,558
	Other Assets Less Liabilities	4.13%	339,188
	Total Net Assets	100.00%	$8,214,462

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$41,137
Aggregate Gross Unrealized Depreciation				(141,691)

	Net Unrealized Depreciation			$(100,554)

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation

The Cavalier Adaptive Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2018:

Assets	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	$619,555	$-	$619,555	$-
Collateral Mortgage Obligations	6,468,161	-	6,468,161	-
Preferred Stock	500,000	-	500,000	-
Short-Term Investment	287,558	287,558	-	-
Total	$7,875,274	$287,558	$7,587,716	$-

Cavalier Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2018
	Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS - 96.28%

Emerging Markets - 12.68%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	71,057	$2,335,643
		2,335,643
Equity - 5.03%
iShares Edge MSCI USA Momentum Factor ETF	7,835	925,940
		925,940
Fixed Income - 32.42%
SPDR Portfolio Long Term Treasury ETF	171,473	5,972,405
		5,972,405
Growth - 5.86%
Invesco Dynamic Pharmaceuticals ETF	33,370	1,080,521
		1,080,521
Large-Cap - 8.59%
Invesco S&P 500 Low Volatility ETF	31,787	1,582,357
		1,582,357
Multi-Cap - 18.04%
Goldman Sachs ActiveBeta International Equity ETF	112,822	3,322,608
		3,322,608
Small-Cap - 6.70%
Schwab US Small-Cap ETF	15,778	1,234,155
		1,234,155
Value - 6.96%
Schwab US Large-Cap Value ETF	22,753	1,282,359
		1,282,359

Total Exchange-Traded Funds (Cost $17,474,698)		17,735,988

SHORT-TERM INVESTMENT - 4.67%
§ Fidelity Investments Money Market Government Portfolio,
Institutional Class, 1.82%	859,935	859,935

Total Short-Term Investment (Cost $859,935)		859,935

Total Value of Investments (Cost $18,334,633)(b) - 100.95%		$18,595,923

Liabilities in Excess of Other Assets - (0.95)%		(175,122)

Net Assets - 100.00%		$18,420,801

§ Represents 7 day effective yield
* Non-income producing investment

		(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2018

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Emerging Markets	12.68%	$2,335,643
	Equity	5.03%	925,940
	Fixed Income	32.42%	5,972,405
	Growth	5.86%	1,080,521
	Large-Cap	8.59%	1,582,357
	Multi-Cap	18.04%	3,322,608
	Small-Cap	6.70%	1,234,155
	Value	6.96%	1,282,359
	Short-Term Investment	4.67%	859,935
	Liabilities in Excess of Other Assets	-0.95%	(175,122)
	Total Net Assets	100.00%	$18,420,801

(b)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$531,714
Aggregate Gross Unrealized Depreciation				(270,424)

Net Unrealized Appreciation				$261,290

				(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation

The Cavalier Dynamic Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2018:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Funds	$17,735,988	$17,735,988	$-	$-
Short-Term Investment	859,935	859,935	-	-
Total Assets	$18,595,923	$18,595,923	$-	$-

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 94.06%

Consumer Discretionary - 11.97%
*	Amazon.com, Inc.	800	$1,610,168
*	Burlington Stores, Inc.	5,000	840,900
	Callaway Golf Co.	28,200	643,242
*	GrubHub, Inc.	8,500	1,224,935
*	Lululemon Athletica, Inc.	6,800	1,053,524
*	Malibu Boats, Inc.	10,044	484,221
*	MCBC Holdings, Inc.	26,900	741,633
*	Michael Kors Holdings Ltd.	8,400	610,008
*	Netflix, Inc.	5,500	2,022,240
*	Points International Ltd.	22,200	340,326
	The Home Depot, Inc.	14,000	2,810,780
	World Wrestling Entertainment, Inc.	17,400	1,520,934
			13,902,911
Consumer Staples - 2.94%
	Medifast, Inc.	14,900	3,408,375
			3,408,375
Energy - 11.52%
	BP PLC	9,500	407,360
	ConocoPhillips	7,900	580,097
	Delek US Holdings, Inc.	37,500	2,043,750
μ	Ecopetrol SA	97,300	2,198,980
μ	Equinor ASA	18,400	474,168
*	Geopark Ltd.	67,000	1,210,690
	HollyFrontier Corp.	20,500	1,527,660
	Phillips 66	13,500	1,599,885
*	Profire Energy, Inc.	115,000	327,750
	Suncor Energy, Inc.	10,800	444,744
	Valero Energy Corp.	21,700	2,557,996
			13,373,080
Financials - 3.81%
	Arbor Realty Trust, Inc.	37,400	458,524
	CME Group, Inc.	2,900	506,717
*	Enova International, Inc.	15,900	527,880
	Moelis & Co.	12,509	726,147
*	NMI Holdings, Inc.	27,900	602,640
	S&P Global, Inc.	2,400	496,920
	Virtu Financial, Inc.	50,400	1,098,720
			4,417,548
Health Care - 12.61%
*	ABIOMED, Inc.	6,800	2,764,744
*	Align Technology, Inc.	7,750	2,995,298
*	Amedisys, Inc.	3,100	387,531
*	BioTelemetry, Inc.	14,400	889,920
*	Enanta Pharmaceuticals, Inc.	7,600	691,068
*	IntriCon Corp.	12,800	945,920
*	Intuitive Surgical, Inc.	3,105	1,738,800
*	iRadimed Corp.	30,600	841,500

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Health Care - Continued
*	Ligand Pharmaceuticals, Inc.	4,400	$1,142,636
*	Neurocrine Biosciences, Inc.	4,700	577,865
*	Supernus Pharmaceuticals, Inc.	9,100	403,130
	Zoetis, Inc.	13,900	1,259,340
			14,637,752
Industrials - 15.08%
	Allied Motion Technologies, Inc.	6,900	336,996
*	Axon Enterprise, Inc.	18,200	1,242,332
	BG Staffing, Inc.	3,340	81,362
*	Copart, Inc.	9,300	598,083
*	Covenant Transportation Group, Inc.	25,400	758,698
	Federal Signal Corp.	34,800	905,844
	H&E Equipment Services, Inc.	19,600	682,276
	HEICO Corp.	10,625	963,475
	Insteel Industries, Inc.	7,700	295,295
	McGrath RentCorp	5,100	295,800
	Northrop Grumman Corp.	6,000	1,790,940
	Old Dominion Freight Line, Inc.	3,200	487,680
*	PGT Innovations, Inc.	39,100	950,130
	Spartan Motors, Inc.	16,800	242,760
	The Boeing Co.	6,600	2,262,414
*	Thermon Group Holdings, Inc.	13,000	348,400
*	Trex Co., Inc.	27,500	2,329,250
*	TriNet Group, Inc.	9,400	555,258
	Universal Logistics Holdings, Inc.	23,300	852,780
	WW Grainger, Inc.	1,500	531,105
*	XPO Logistics, Inc.	9,400	1,001,100
			17,511,978
Information Technology - 30.36%
*	Adobe Systems, Inc.	9,750	2,569,223
*	Appfolio, Inc.	19,200	1,639,680
*	Atlassian Corp PLC	4,400	396,044
	AudioCodes Ltd.	32,700	346,947
	Camtek Ltd.	35,000	354,550
*	Electro Scientific Industries, Inc.	93,600	2,054,520
*	Fortinet, Inc.	21,100	1,767,336
*	InterXion Holding NV	7,300	481,289
*	Lumentum Holdings, Inc.	17,500	1,188,250
	Mastercard, Inc.	8,100	1,746,036
*	Mellanox Technologies Ltd.	6,000	499,200
*	Micron Technology, Inc.	22,600	1,186,952
*	Mimecast Ltd.	19,300	802,687
	MiX Telematics Ltd.	40,500	677,970
*	Napco Security Technologies, Inc.	21,041	317,719
			(Continued)

Cavalier Fundamental Growth Fund
Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - Continued
*	Nice Ltd.	7,300	$843,807
	NVIDIA Corp.	20,030	5,622,020
*	Paycom Software, Inc.	16,400	2,543,968
*	PayPal Holdings, Inc.	14,000	1,292,620
*	Radware Ltd.	30,200	836,540
	Seagate Technology PLC	50,000	2,677,000
*	ServiceNow, Inc.	8,900	1,747,604
*	SolarEdge Technologies, Inc.	6,400	306,880
*	TechTarget, Inc.	45,900	1,101,141
*	Twitter, Inc.	30,000	1,055,400
*	WEX, Inc.	2,249	427,805
*	WNS Holdings Ltd.	14,800	767,084
			35,250,272
Materials - 4.32%
	Boise Cascade Co.	59,500	2,600,150
	Methanex Corp.	10,900	794,610
μ	Orion Engineered Carbons SA	17,900	644,400
	Rayonier Advanced Materials, Inc.	36,400	760,760
	Tecnoglass, Inc.	22,600	211,762
			5,011,682
Real Estate - 1.45%
	Rexford Industrial Realty, Inc.	45,200	1,469,000
	Terreno Realty Corp.	5,700	218,937
			1,687,937

	Total Common Stocks (Cost $91,454,595)		109,201,535

LIMITED PARTNERSHIPS - 1.62%
*	Legacy Reserves LP	94,700	510,433
	Viper Energy Partners LP	35,300	1,373,523

	Total Limited Partnerships (Cost $1,610,396)		1,883,956

SHORT-TERM INVESTMENT - 6.42%
	Fidelity Investments Money Market Government Portfolio,
	Institutional Class, 1.82%	7,452,646	7,452,646

	Total Short-Term Investment (Cost $7,452,646)		7,452,646

Total Value of Investments (Cost $100,517,637) - 102.10%			$118,538,137

Liabilities in Excess of Other Assets - (2.10)%			(2,437,602)

Net Assets - 100.00%			$116,100,535

*	Non-income producing investment	The following acronyms are used in this portfolio:
μ	American Depository Receipt	NV - Netherlands Security
		PLC - Public Limited Company

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Consumer Discretionary	11.97%	$13,902,911
	Consumer Staples	2.94%	3,408,375
	Energy	11.52%	13,373,080
	Financials	3.81%	4,417,548
	Health Care	12.61%	14,637,752
	Industrials	15.08%	17,511,978
	Information Technology	30.36%	35,250,272
	Materials	4.32%	5,011,682
	Real Estate	1.45%	1,687,937
	Limited Partnerships	1.62%	1,883,956
	Short-Term Investment	6.42%	7,452,646
	Liabilities in Excess of Other Assets	-2.10%	(2,437,602)
	Total Net Assets	100.00%	$116,100,535

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$19,699,492
Aggregate Gross Unrealized Depreciation				(1,678,992)

Net Unrealized Appreciation				$18,020,500

				(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation

The Cavalier Fundamental Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2018:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$109,201,535	$109,201,535	$-	$-
Limited Partnerships	1,883,956	1,883,956	-	-
Short-Term Investment	7,452,646	7,452,646	-	-
Total	$118,538,137	$118,538,137	$-	$-

Cavalier Growth Opportunities Fund

Schedule of Investments
(Unaudited)

As of August 31, 2018
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 86.80%

Debt Fund - 7.13%
SPDR Bloomberg Barclays Convertible Securities ETF	75,727	$4,115,762
		4,115,762
Financials - 10.29%
SPDR S&P Regional Banking ETF	46,935	2,963,945
Vanguard Financials ETF	41,572	2,975,724
		5,939,669
Growth Fund - 7.47%
SPDR Portfolio S&P 500 Growth ETF	113,180	4,312,158
		4,312,158
Health Care - 20.23%
ALPS Medical Breakthroughs ETF	51,892	2,008,220
* Invesco DWA Healthcare Momentum ETF	21,752	2,130,173
iShares U.S. Medical Devices ETF	19,856	4,365,342
SPDR S&P Health Care Equipment ETF	36,011	3,176,890
		11,680,625
Industrials - 7.46%
iShares US Aerospace & Defense ETF	20,752	4,305,417
		4,305,417
Information Technology - 27.32%
* First Trust Dow Jones Internet Index Fund	28,617	4,169,211
iShares Global Tech ETF	24,250	4,278,185
iShares PHLX Semiconductor ETF	22,330	4,249,846
Vanguard Information Technology ETF	15,147	3,071,812
		15,769,054
Real Estate - 6.90%
iShares International Developed Property ETF	105,575	3,984,791
		3,984,791

Total Exchange-Traded Products (Cost $47,269,826)		50,107,476

SHORT-TERM INVESTMENT - 14.07%
§ Fidelity Investments Money Market Government Portfolio,
Institutional Class, 1.82%	8,119,683	8,119,683

Total Short-Term Investment (Cost $8,119,683)		8,119,683

Total Value of Investments (Cost $55,389,509)(a) - 100.87%		$58,227,159

Liabilities in Excess of Other Assets - (0.87)%		(499,843)

Net Assets - 100.00%		$57,727,316

§ Represents 7 day effective yield
* Non income-producing investment
		(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments
(Unaudited)

As of August 31, 2018

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Debt Fund	7.13%	$4,115,762
	Financials	10.29%	5,939,669
	Growth Fund	7.47%	4,312,158
	Health Care	20.23%	11,680,625
	Industrials	7.46%	4,305,417
	Information Technology	27.32%	15,769,054
	Real Estate	6.90%	3,984,791
	Short-Term Investment	14.07%	8,119,683
	Other Assets Less Liabilities	-0.87%	(499,843)
	Total Net Assets	100.00%	$57,727,316

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$2,941,166
Aggregate Gross Unrealized Depreciation				(103,516)

	Net Unrealized Appreciation			$2,837,650

				(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation

The Cavalier Growth Opportunities Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2018:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$50,107,476	$50,107,476	$-	$-
Short-Term Investment	8,119,683	8,119,683	-	-
Total	$58,227,159	$58,227,159	$-	$-

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 19.52%

Debt Fund - 14.59%
SPDR Bloomberg Barclays High Yield Bond ETF		140,354	$5,052,744
			5,052,744
Equity Fund - 4.93%
InfraCap MLP ETF		219,490	1,707,632
			1,707,632

Total Exchange-Traded Products (Cost $6,794,741)			6,760,376

MUTUAL FUNDS - 71.34%

Debt Fund - 71.34%
Lord Abbett High Yield Fund		658,834	4,947,840
Vanguard High-Yield Corporate Fund		3,425,057	19,762,580
			24,710,420

Total Mutual Funds (Cost $24,821,164)			24,710,420

PREFERRED STOCK - 5.77%
* Preferred Apartment Communities, Inc.		2,000	2,000,000

Total Short-Term Investment (Cost $2,000,000)			2,000,000

SHORT-TERM INVESTMENT - 2.82%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 1.82%		977,434	977,434

Total Short-Term Investment (Cost $977,434)			977,434

Total Value of Investments (Cost $34,593,339)(a) - 99.45%			$34,448,230

Other Assets Less Liabilities - 0.55%			189,085

Net Assets - 100.00%			$34,637,315

§ Represents 7-day yield *	Non-income producing investment

Summary of Investments
by Sector	% of Net
	Assets	Value
Exchange-Traded Products:
Debt Fund	14.59%	$5,052,744
Equity Fund	4.93%	1,707,632
Mutual Fund:
Debt Fund	71.34%	24,710,420
Preferred Stock	5.77%	2,000,000
Short-Term Investment	2.82%	977,434
Other Assets Less Liabilities	0.55%	189,085
Total Net Assets	100.00%	$34,637,315
			(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2018

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation	$2,416
Aggregate Gross Unrealized Depreciation	(147,525)

Net Unrealized Depreciation	$(145,109)

(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation

The Cavalier Hedged High Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2018:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$6,760,376	$6,760,376	$-	$-
Mutual Funds	24,710,420	24,710,420	-	-
Preferred Stock	2,000,000	2,000,000	-	-
Short-Term Investment	977,434	977,434	-	-
Total Assets	$34,448,230	$34,448,230	$-	$-

Cavalier Tactical Economic Fund

Schedule of Investments
(Unaudited)

As of August 31, 2018
	Shares	Value (Note 1)

COMMON STOCKS - 5.31%

Financials - 1.98%
JPMorgan Chase & Co.	1,811	$207,504
		207,504
Information Technology - 3.33%
Apple, Inc.	1,528	347,819
		347,819

Total Common Stocks (Cost $407,162)		555,323

EXCHANGE-TRADED PRODUCTS - 92.76%

Capital Appreciation - 4.59%
Vanguard FTSE Developed Markets ETF	11,143	480,486
		480,486
Consumer Discretionary - 6.59%
Consumer Discretionary Select Sector SPDR Fund	5,896	689,537
		689,537
Emerging Markets - 4.41%
iShares MSCI Emerging Markets ETF	10,693	461,617
		461,617
Energy - 4.88%
Energy Select Sector SPDR Fund	6,855	510,081
		510,081
Financials - 19.42%
iShares U.S. Broker-Dealers & Securities Exchanges ETF	4,554	299,471
SPDR S&P Regional Banking ETF	11,250	710,437
Vanguard Financials ETF	14,277	1,021,948
		2,031,856
Health Care - 16.56%
ALPS Medical Breakthroughs ETF	5,865	226,976
Health Care Select Sector SPDR Fund	8,544	792,798
* Invesco DWA Healthcare Momentum ETF	1,300	127,309
SPDR S&P Biotech ETF	4,614	462,046
SPDR S&P Health Care Equipment ETF	1,400	123,508
		1,732,637
Industrials - 4.99%
Industrial Select Sector SPDR Fund	4,088	315,103
iShares US Aerospace & Defense ETF	996	206,640
		521,743
Information Technology - 20.27%
Technology Select Sector SPDR Fund	15,394	1,163,786
Vanguard Information Technology ETF	4,720	957,216
		2,121,002
Mid-Cap - 5.12%
Vanguard Mid-Cap ETF	3,236	536,043
		536,043
		(Continued)

Cavalier Tactical Economic Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - CONTINUED

Small-Cap - 5.93%
Vanguard FTSE All World ex-US Small-Cap ETF		2,508	$287,216
Vanguard Small-Cap ETF		2,014	333,639
			620,855

Total Exchange-Traded Products (Cost $8,498,188)			9,705,857

SHORT-TERM INVESTMENT - 1.57%
§	Fidelity Investments Money Market Government Portfolio,
Institutional Class, 1.82%		164,675	164,675

Total Short-Term Investment (Cost $164,675)			164,675

Total Value of Investments (Cost $9,070,025)(a) - 99.64%			$10,425,855

Other Assets Less Liabilities - 0.36%			37,363

Net Assets - 100.00%			$10,463,218

§ Represents 7 day effective yield
* Non-income producing investment

Summary of Investments
by Sector	% of Net
	Assets	Value
Common Stocks:
Financials	1.98%	$207,504
Health Care	3.33%	347,819
Exchange-Traded Products:
Capital Appreciation	4.59%	480,486
Consumer Discretionary	6.59%	689,537
Emerging Markets	4.41%	461,617
Energy	4.88%	510,081
Financials	19.42%	2,031,856
Health Care	16.56%	1,732,637
Industrials	4.99%	521,743
Information Technology	20.27%	2,121,002
Mid-Cap	5.12%	536,043
Small-Cap	5.93%	620,855
Short-Term Investment	1.57%	164,675
Other Assets Less Liabilities	0.36%	37,363
Total Net Assets	100.00%	$10,463,218

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$1,412,820
Aggregate Gross Unrealized Depreciation			(56,990)

Net Unrealized Appreciation			$1,355,830

			(Continued)

Cavalier Tactical Economic Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation

The Cavalier Tactical Economic Fund (the "Fund"), formerly known as the Cavalier Multi Strategy Fund, records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Tactical Economic Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2018:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$555,323	$555,323	$-	$-
Exchange-Traded Products	9,705,857	9,705,857	-	-
Short-Term Investment	164,675	164,675	-	-
Total	$10,425,855	$10,425,855	$-	$-

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of August 31, 2018
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 96.28%

Consumer Discretionary - 16.71%
Consumer Discretionary Select Sector SPDR Fund	199,996	$23,389,532
John Hancock Multi-Factor Consumer Discretionary ETF	27,086	895,729
		24,285,261
Energy - 15.88%
Energy Select Sector SPDR Fund	288,716	21,483,358
John Hancock Multifactor Energy ETF	50,000	1,597,905
		23,081,263
Financials - 0.22%
John Hancock Multi-Factor Financials ETF	8,636	328,254
		328,254
Health Care - 15.97%
Health Care Select Sector SPDR Fund	250,147	23,211,140
		23,211,140
Information Technology - 16.32%
Technology Select Sector SPDR Fund	313,671	23,713,528
		23,713,528
Real Estate - 15.68%
Real Estate Select Sector SPDR Fund	673,088	22,790,760
		22,790,760
Utilities - 15.50%
Utilities Select Sector SPDR Fund	420,839	22,523,303
		22,523,303

Total Exchange Traded Products (Cost $124,928,660)		139,933,509

SHORT-TERM INVESTMENT - 3.57%
§ Fidelity Investments Money Market Government Portfolio,
Institutional Class, 1.82%	5,183,854	5,183,854

Total Short-Term Investment (Cost $5,183,854)		5,183,854

Total Value of Investments (Cost $130,112,514)(a) - 99.85%		$145,117,363

Other Assets Less Liabilities - 0.15%		222,074

Net Assets - 100.00%		$145,339,437

§ Represents 7 day effective yield

		(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of August 31, 2018

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Consumer Discretionary	16.71%	$24,285,261
	Energy	15.88%	23,081,263
	Financials	0.22%	328,254
	Health Care	15.97%	23,211,140
	Information Technology	16.32%	23,713,528
	Real Estate	15.68%	22,790,760
	Utilities	15.50%	22,523,303
	Short-Term Investment	3.57%	5,183,854
	Other Assets Less Liabilities	0.15%	222,074
	Total Net Assets	100.00%	$145,339,437

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$15,004,849
Aggregate Gross Unrealized Depreciation				-

	Net Unrealized Appreciation			$15,004,849

				(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation

The Cavalier Tactical Rotation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2018:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$139,933,509	$139,933,509	$-	$-
Short-Term Investment	5,183,854	5,183,854	-	-
Total Assets	$145,117,363	$145,117,363	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STARBOARD INVESTMENT TRUST

/s/ Katherine M. Honey
Date: October 25, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: October 25, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: October 25, 2018	Ashley E. Harris Treasurer and Principal Financial Officer